SUPPLEMENT DATED JANUARY 30, 2025 TO THE STATEMENT OF ADDITIONAL INFORMATION
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                AMERICAN GENERAL LIFE INSURANCE COMPANY
                     Corebridge MarketLock Annuity
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This supplement updates the above-referenced Statement of Additional
Information. Please read and keep it together with your Statement of Additional Information for future reference. You may obtain a free copy of a Statement of Additional Information by visiting www.corebridgefinancial.com/rila-documents or by calling (877) 445-1262.

The following replaces the first paragraph under the section titled "THE COMPANY" in your Statement of Additional Information:

American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. ("Corebridge"). AGL offers individual term and universal life insurance, as well as fixed, variable and registered index-linked annuities in all states except in New York.